Oxy Stock Fund - Net Assets (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net assets:
Interest and dividends	$ 3,010	$ 2,257
Total assets	3,921,643	3,535,656
Changes in net assets:
Contributions	274,201	261,594
Interest	526	644
Net depreciation in fair value of investments	(100,528)	(117,908)
Transfers between funds	469,668	368,489
Benefits paid to participants	(269,961)	(262,888)
Administrative expenses	(2,833)	(2,289)
Net increase	385,987	260,618
Short-term investment fund
Net assets:
Short-term investment fund and common stock	10,144	12,014
Short-term investment fund | Oxy Stock Fund
Net assets:
Short-term investment fund and common stock	10,126	12,014
Common stock
Net assets:
Short-term investment fund and common stock	509,300	583,387
Common stock | Oxy Stock Fund
Net assets:
Short-term investment fund and common stock	509,069	583,387
Interest and dividends	29	30
Total assets	519,224	595,431
Changes in net assets:
Contributions	115,592	110,796
Interest	12,073	10,585
Net depreciation in fair value of investments	(100,234)	(122,137)
Transfers between funds	(64,987)	(76,693)
Benefits paid to participants	(38,477)	(45,219)
Administrative expenses	(174)	(160)
Net increase	$ (76,207)	$ (122,828)